                           VINTAGE ACCESS/SM/ ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2015
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage Access(SM) Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Dividend Strategy Portfolio -- Class II ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Mid Cap Core Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
MET INVESTORS SERIES TRUST
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     MetLife Asset Allocation 100 Portfolio -- Class B
     MetLife Small Cap Value Portfolio -- Class B
     MFS(R) Emerging Markets Equity Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class B
     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class E
     Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A

     Neuberger Berman Genesis Portfolio -- Class B

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


TRANSFER CHARGE................................ $10(1)
(assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.65% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                                   STANDARD DEATH     ENHANCED DEATH
                                                                                       BENEFIT           BENEFIT
                                                                                  ----------------   ---------------
Mortality and Expense Risk Charge..............................................     1.65%(3)           1.85%(3)
Administrative Expense Charge..................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......     1.80%              2.00%
Optional E.S.P. Charge.........................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................     2.00%              2.20%
Optional GMWB I Charge (maximum upon reset)....................................     1.00%(4)           1.00%(4)
Optional GMWB II Charge (maximum upon reset)...................................     1.00%(4)           1.00%(4)
Optional GMWB III Charge.......................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................     2.80%              3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............     2.80%              3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............     2.05%              2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........     3.00%              3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........     3.00%              3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........     2.25%              2.45%

------------
(1)   We do not currently assess the transfer charge.
(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(3) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(4) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.50%       1.26%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...............    0.52%     0.25%            0.03%
 American Funds Growth Fund......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund...............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........    0.55%     0.10%            0.08%
 Mid Cap Portfolio -- Service Class 2............    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................    0.45%     0.25%            0.02%
 Franklin Small-Mid Cap Growth VIP
  Fund++.........................................    0.77%     0.25%            0.03%
 Templeton Foreign VIP Fund......................    0.74%     0.25%            0.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................    0.64%     0.25%            0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................    0.70%       --             0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................    0.75%       --             0.06%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................    0.75%     0.25%            0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................    0.65%       --             0.07%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I...........................    0.75%       --             0.11%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio...........    0.45%       --           0.20%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...............      --          0.80%       --              0.80%
 American Funds Growth Fund......................      --          0.60%       --              0.60%
 American Funds Growth-Income Fund...............      --          0.54%       --              0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........      --          0.73%       --              0.73%
 Mid Cap Portfolio -- Service Class 2............      --          0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund........................      --          0.72%       --              0.72%
 Franklin Small-Mid Cap Growth VIP
  Fund++.........................................      --          1.05%       --              1.05%
 Templeton Foreign VIP Fund......................      --          1.02%       --              1.02%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................      --          0.93%       --              0.93%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................      --          0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................      --          0.74%     0.00%             0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++.........................      --          0.81%     0.00%             0.81%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................      --          1.06%     0.00%             1.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++.........................      --          0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................      --          0.72%     0.00%             0.72%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I...........................      --          0.86%     0.00%             0.86%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++.........................      --          0.82%     0.00%             0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio...........      --          0.65%     0.11%             0.54%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.59%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --           0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --           0.06%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%          0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.84%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --           0.05%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%          0.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.74%     0.25%          0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.......................................    0.86%     0.25%          0.15%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.69%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --           0.09%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A..............    0.67%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A.......................................    0.56%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................    0.57%     0.15%          0.02%
 WMC Large Cap Research Portfolio --
  Class E.......................................    0.57%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E.......................................    0.32%     0.15%          0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class E.......................................    0.34%     0.15%          0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................    0.71%     0.10%          0.05%
 Jennison Growth Portfolio -- Class A++.........    0.59%       --           0.03%
 MetLife Asset Allocation 20 Portfolio --
  Class B.......................................    0.09%     0.25%          0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B.......................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B.......................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B.......................................    0.05%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B.......    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F.......    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A..............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class B.......................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++........................    0.60%     0.25%          0.03%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.01%             0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.04%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.01%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A....................................... 0.02%            0.84%     0.09%             0.75%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --              1.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................   --             1.02%     0.01%             1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.......................................   --             1.26%     0.02%             1.24%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             1.01%     0.06%             0.95%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.99%     0.06%             0.93%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.56%     0.01%             0.55%
 PIMCO Total Return Portfolio -- Class B........   --             0.76%     0.04%             0.72%
 Pioneer Fund Portfolio -- Class A..............   --             0.72%     0.05%             0.67%
 Pioneer Strategic Income Portfolio --
  Class A.......................................   --             0.62%       --              0.62%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................   --             0.74%       --              0.74%
 WMC Large Cap Research Portfolio --
  Class E.......................................   --             0.75%     0.05%             0.70%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E.......................................   --             0.50%     0.00%             0.50%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.71%     0.06%             0.65%
 BlackRock Money Market Portfolio --
  Class E.......................................   --             0.52%     0.02%             0.50%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................   --             0.86%     0.01%             0.85%
 Jennison Growth Portfolio -- Class A++.........   --             0.62%     0.08%             0.54%
 MetLife Asset Allocation 20 Portfolio --
  Class B....................................... 0.52%            0.89%     0.02%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B....................................... 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B....................................... 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B....................................... 0.65%            0.96%       --              0.96%
 MetLife Stock Index Portfolio -- Class B.......   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F.......   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A..............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class B.......................................   --             1.08%     0.00%             1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++........................   --             0.88%     0.02%             0.86%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                     FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++........    0.59%         0.25%        0.06%
 WMC Core Equity Opportunities
  Portfolio -- Class B++......................    0.70%         0.25%        0.03%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- -------------- ----------- --------------- -----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++........      --          0.90%         0.04%         0.86%
 WMC Core Equity Opportunities
  Portfolio -- Class B++......................      --          0.98%         0.11%         0.87%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


             UNDERLYING FUND                        INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund         Seeks long-term growth of capital.      Capital Research and Management
                                                                                  Company
American Funds Growth Fund                Seeks growth of capital.                Capital Research and Management
                                                                                  Company
American Funds Growth-Income              Seeks long-term growth of capital and   Capital Research and Management
 Fund                                     income.                                 Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class                                                                            Company
                                                                                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund               Seeks to maximize income while          Franklin Advisers, Inc.
                                       maintaining prospects for capital
                                       appreciation.
Franklin Small-Mid Cap Growth VIP      Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                   Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                   LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                          LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++       dividend income and long-term           LLC
                                       capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II        dividend income and long-term           LLC
                                       capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                 LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Mid Cap Core      Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                          LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                 LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC

            UNDERLYING FUND                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- -------------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment        LLC
                                        management and liquidity needs, by        Subadvisers: Western Asset
                                        investing to obtain an average            Management Company; Western
                                        duration within 30% of the average        Asset Management Company Limited
                                        duration of the domestic bond market
                                        as a whole, as estimated by the fund's
                                        subadvisers (generally, this range is
                                        2.5-7 years).
MET INVESTORS SERIES TRUST
Clarion Global Real Estate              Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current     LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.
Invesco Small Cap Growth                Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
MetLife Asset Allocation 100            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --    Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                          Subadvisers: Delaware Investments
                                                                                  Fund Advisers; Wells Capital
                                                                                  Management Incorporated
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Pioneer Fund Portfolio -- Class A          Seeks reasonable income and capital      MetLife Advisers, LLC
                                           growth.                                  Subadviser: Pioneer Investment
                                                                                    Management, Inc.
Pioneer Strategic Income Portfolio --      Seeks a high level of current income.    MetLife Advisers, LLC
 Class A                                                                            Subadviser: Pioneer Investment
                                                                                    Management, Inc.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class B                      by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
WMC Large Cap Research                     Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class E                                                               Subadviser: Wellington Management
                                                                                    Company LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --         Seeks a competitive total return         MetLife Advisers, LLC
 Class E                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income     MetLife Advisers, LLC
 Class E                                   consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       MetLife Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
MetLife Asset Allocation 20                Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company

           UNDERLYING FUND                    INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------ -------------------------------------- --------------------------------------
MFS(R) Value Portfolio -- Class A    Seeks capital appreciation.            MetLife Advisers, LLC
                                                                            Subadviser: Massachusetts Financial
                                                                            Services Company
Neuberger Berman Genesis             Seeks high total return, consisting    MetLife Advisers, LLC
 Portfolio -- Class B                principally of capital appreciation.   Subadviser: Neuberger Berman
                                                                            Management LLC
T. Rowe Price Large Cap Growth       Seeks long-term growth of capital.     MetLife Advisers, LLC
 Portfolio -- Class B++                                                     Subadviser: T. Rowe Price Associates,
                                                                            Inc.
Western Asset Management Strategic   Seeks to maximize total return         MetLife Advisers, LLC
 Bond Opportunities Portfolio --     consistent with preservation of        Subadviser: Western Asset
 Class B++                           capital.                               Management Company
WMC Core Equity Opportunities        Seeks to provide a growing stream of   MetLife Advisers, LLC
 Portfolio -- Class B++              income over time and, secondarily,     Subadviser: Wellington Management
                                     long-term capital appreciation and     Company LLP
                                     current income.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                  FORMER NAME                                        NEW NAME
----------------------------------------------- -------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Equity Income Portfolio   ClearBridge Variable Dividend Strategy Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST       LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income Portfolio   Western Asset Core Plus VIT Portfolio
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio         MetLife Small Cap Value Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                       PORTFOLIO ARCHITECT ACCESS ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2015
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Access Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Lord Abbett Bond Debenture Portfolio -- Class A
     MetLife Asset Allocation 100 Portfolio -- Class B
     MetLife Small Cap Value Portfolio -- Class B
     MFS(R) Emerging Markets Equity Portfolio -- Class B

     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class B
     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
     Western Asset Management U.S. Government Portfolio -- Class A WMC Balanced Portfolio -- Class A
     WMC Core Equity Opportunities Portfolio -- Class A
TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


TRANSFER CHARGE................................ $10(1)
(assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(2)

------------
(1)   We do not currently assess the transfer charge.
(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.55% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                                   STANDARD DEATH     ENHANCED DEATH
                                                                                       BENEFIT           BENEFIT
                                                                                  ----------------   ---------------
Mortality and Expense Risk Charge..............................................     1.55%(3)           1.75%(3)
Administrative Expense Charge..................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......     1.70%              1.90%
Optional E.S.P. Charge.........................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................     1.90%              2.10%
Optional GMWB I Charge (maximum upon reset)....................................     1.00%(4)           1.00%(4)
Optional GMWB II Charge (maximum upon reset)...................................     1.00%(4)           1.00%(4)
Optional GMWB III Charge.......................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................     2.70%              2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............     2.70%              2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............     1.95%              2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........     2.90%              3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........     2.90%              3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........     2.15%              2.35%

------------
(3) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(4) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.26%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................    0.55%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio++.......    0.55%     0.25%            0.17%
 Mid Cap Portfolio..............................    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................    0.74%     0.25%            0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................    0.75%     --               0.05%
 ClearBridge Variable Appreciation
  Portfolio.....................................    0.70%     --               0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.75%     --               0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%     --               0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................    0.75%     --               0.07%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A......    0.60%     --               0.08%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.59%     --               0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%     --               0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%     --             0.06%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --              0.80%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................   --             0.88%       --              0.88%
 Dynamic Capital Appreciation Portfolio++.......   --             0.97%       --              0.97%
 Mid Cap Portfolio..............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................   --             1.02%       --              1.02%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio.....................................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................   --             0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................   --             0.72%     0.00%             0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.82%     0.00%             0.82%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A...... 0.08%            0.76%       --              0.76%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.01%             0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 Invesco Comstock Portfolio -- Class B..........    0.56%     0.25%          0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%          0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.84%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --           0.05%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................    0.51%       --           0.04%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%          0.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.74%     0.25%          0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.......................................    0.86%     0.25%          0.15%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.69%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --           0.09%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A..............    0.67%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A.......................................    0.56%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................    0.57%     0.15%          0.02%
 WMC Large Cap Research Portfolio --
  Class E.......................................    0.57%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A.......................................    0.32%       --           0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class A.......................................    0.34%       --           0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................    0.71%     0.10%          0.05%
 MetLife Asset Allocation 20 Portfolio --
  Class B.......................................    0.09%     0.25%          0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B.......................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B.......................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B.......................................    0.05%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B.......    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F.......    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A..............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++.....................................    0.80%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class B.......................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B..........................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B..........................    0.47%     0.25%          0.04%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 Invesco Comstock Portfolio -- Class B..........   --             0.83%     0.02%           0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.04%            0.98%     0.02%           0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.01%           0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A....................................... 0.02%            0.84%     0.09%           0.75%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................   --             0.55%     0.01%           0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --            1.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................   --             1.02%     0.01%           1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.......................................   --             1.26%     0.02%           1.24%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             1.01%     0.06%           0.95%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.99%     0.06%           0.93%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.56%     0.01%           0.55%
 PIMCO Total Return Portfolio -- Class B........   --             0.76%     0.04%           0.72%
 Pioneer Fund Portfolio -- Class A..............   --             0.72%     0.05%           0.67%
 Pioneer Strategic Income Portfolio --
  Class A.......................................   --             0.62%       --            0.62%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%       --            0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................   --             0.74%       --            0.74%
 WMC Large Cap Research Portfolio --
  Class E.......................................   --             0.75%     0.05%           0.70%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A.......................................   --             0.35%     0.00%           0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.71%     0.06%           0.65%
 BlackRock Money Market Portfolio --
  Class A.......................................   --             0.37%     0.02%           0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................   --             0.86%     0.01%           0.85%
 MetLife Asset Allocation 20 Portfolio --
  Class B....................................... 0.52%            0.89%     0.02%           0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B....................................... 0.56%            0.87%       --            0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B....................................... 0.60%            0.90%       --            0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B....................................... 0.65%            0.96%       --            0.96%
 MetLife Stock Index Portfolio -- Class B.......   --             0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class F.......   --             0.80%       --            0.80%
 MFS(R) Value Portfolio -- Class A..............   --             0.72%     0.14%           0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++.....................................   --             0.83%     0.00%           0.83%
 Neuberger Berman Genesis Portfolio --
  Class B.......................................   --             1.08%     0.00%           1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B..........................   --             0.88%     0.02%           0.86%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B..........................   --             0.76%       --            0.76%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                     FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
 Western Asset Management
  U.S. Government Portfolio -- Class A........    0.47%          --          0.02%
 WMC Balanced Portfolio -- Class A............    0.46%          --          0.07%
 WMC Core Equity Opportunities
  Portfolio -- Class A........................    0.70%          --          0.03%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund...............................    0.65%          --          0.29%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- -------------- ----------- --------------- -----------
 Western Asset Management
  U.S. Government Portfolio -- Class A........      --          0.49%         0.01%         0.48%
 WMC Balanced Portfolio -- Class A............      --          0.53%         0.00%         0.53%
 WMC Core Equity Opportunities
  Portfolio -- Class A........................      --          0.73%         0.11%         0.62%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund...............................      --          0.94%         0.05%         0.89%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
Dynamic Capital Appreciation           Seeks capital appreciation.               Fidelity Management & Research
 Portfolio++                                                                     Company
                                                                                 Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund             Seeks long-term capital growth.           Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio                                                                       LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
Invesco Small Cap Growth                Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
Lord Abbett Bond Debenture              Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                        to produce a high total return.
MetLife Asset Allocation 100            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --    Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                          Subadvisers: Delaware Investments
                                                                                  Fund Advisers; Wells Capital
                                                                                  Management Incorporated
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
BlackRock Capital Appreciation             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                   consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
MetLife Asset Allocation 20                Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company LLP

          UNDERLYING FUND                    INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
----------------------------------- -------------------------------------- ----------------------------------
WMC Core Equity Opportunities       Seeks to provide a growing stream of   MetLife Advisers, LLC
 Portfolio -- Class A               income over time and, secondarily,     Subadviser: Wellington Management
                                    long-term capital appreciation and     Company LLP
                                    current income.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive   Seeks capital appreciation and         1919 Investment Counsel, LLC
 Balanced Fund                      retention of net investment income.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or reorganization. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Fund was renamed.


               FORMER NAME                             NEW NAME
----------------------------------------- ----------------------------------
MET INVESTORS SERIES TRUST                MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio   MetLife Small Cap Value Portfolio

FUND REORGANIZATION
The following former Underlying Fund was reorganized.


                FORMER FUND/TRUST                                 NEW FUND/TRUST
------------------------------------------------ ------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST        TRUST FOR ADVISED PORTFOLIOS
 Legg Mason Investment Counsel Variable Social   1919 Variable Socially Responsive Balanced Fund
  Awareness Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

       SCUDDER ADVOCATE ADVISOR ANNUITY AND SCUDDER ADVOCATE ADVISOR ST-1
                                VARIABLE ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2015
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Scudder Advocate Advisor Annuity and Scudder Advocate Advisor ST-1 Variable Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Managed Volatility Fund
DEUTSCHE VARIABLE SERIES II -- CLASS B
     Deutsche Government & Agency Securities VIP
     Deutsche Small Mid Cap Value VIP
MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class B
     MFS(R) Emerging Markets Equity Portfolio -- Class A
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     Pioneer Strategic Income Portfolio -- Class E
     T. Rowe Price Large Cap Value Portfolio -- Class B
     T. Rowe Price Mid Cap Growth Portfolio -- Class B
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class B
     BlackRock Large Cap Value Portfolio -- Class B
     BlackRock Money Market Portfolio -- Class B

     Frontier Mid Cap Growth Portfolio -- Class B
     Jennison Growth Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class E
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class E
     T. Rowe Price Small Cap Growth Portfolio -- Class B
     WMC Balanced Portfolio -- Class B
     WMC Core Equity Opportunities Portfolio -- Class B
THE ALGER PORTFOLIOS -- CLASS S
     Alger Capital Appreciation Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- SERVICE SHARES

     The Dreyfus Socially Responsible Growth Fund, Inc.

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


TRANSFER CHARGE................................ $10(1)
(assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.65% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                     SCUDDER ADVOCATE ADVISOR            SCUDDER ADVOCATE ADVISOR-ST1
                                                -----------------------------------   ----------------------------------
                                                 STANDARD DEATH     ENHANCED DEATH     STANDARD DEATH     ENHANCED DEATH
                                                     BENEFIT            BENEFIT            BENEFIT           BENEFIT
                                                ----------------   ----------------   ----------------   ---------------
Mortality and Expense Risk Charge*...........     1.55%              1.75%              1.65%              1.85%
Administrative Expense Charge................     0.15%              0.15%              0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
 OPTIONAL FEATURES SELECTED..................     1.70%              1.90%              1.80%              2.00%
Optional E.S.P. Charge.......................     0.20%              0.20%              0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
 E.S.P. ONLY SELECTED........................     1.90%              2.10%              2.00%              2.20%
Optional GMWB I Charge (maximum upon
 reset)......................................     1.00%(3)           1.00%(3)           1.00%(1)           1.00%(3)
Optional GMWB II Charge (maximum upon
 reset)......................................     1.00%(3)           1.00%(3)           1.00%(3)           1.00%(3)
Optional GMWB III Charge.....................     0.25%              0.25%              0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
 GMWB I ONLY SELECTED........................     2.70%              2.90%              2.80%              3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
 GMWB II ONLY SELECTED.......................     2.70%              2.90%              2.80%              3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
 GMWB III ONLY SELECTED......................     1.95%              2.15%              2.05%              2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
 E.S.P. AND GMWB I SELECTED..................     2.90%              3.10%              3.00%              3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
 E.S.P. AND GMWB II SELECTED.................     2.90%              3.10%              3.00%              3.20%

                                                  SCUDDER ADVOCATE ADVISOR            SCUDDER ADVOCATE ADVISOR-ST1
                                             -----------------------------------   ----------------------------------
                                              STANDARD DEATH     ENHANCED DEATH     STANDARD DEATH     ENHANCED DEATH
                                                  BENEFIT            BENEFIT            BENEFIT           BENEFIT
                                             ----------------   ----------------   ----------------   ---------------
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
 E.S.P. AND GMWB III SELECTED.............        2.15%              2.35%              2.25%              2.45%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio, 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio, 1.08% for the Subaccount investing in the MFS(R) Value Portfolio, 1.24% for the Subaccount investing in the Pioneer Strategic Income Portfolio, 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio, 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, 1.18% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, and 0.83% for the Subaccount investing in the Jennison Growth Portfolio - Class B.
(1)   We do not currently assess the transfer charge.
(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(3) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.52%       1.21%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund.............    0.60%       --             0.50%
DEUTSCHE VARIABLE SERIES II -- CLASS B
 Deutsche Government & Agency Securities
  VIP.............................................    0.45%     0.25%            0.36%
 Deutsche Small Mid Cap Value VIP.................    0.65%     0.25%            0.27%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%            0.08%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................    0.86%       --             0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.69%     0.25%            0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%            0.08%
 Pioneer Strategic Income Portfolio --
  Class E.........................................    0.56%     0.15%            0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund............. 0.01%            1.11%     0.01%           1.10%
DEUTSCHE VARIABLE SERIES II -- CLASS B
 Deutsche Government & Agency Securities
  VIP.............................................   --             1.06%     0.00%           1.06%
 Deutsche Small Mid Cap Value VIP.................   --             1.17%       --            1.17%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........ 0.08%            1.01%       --            1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................   --             1.01%     0.02%           0.99%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.01%     0.06%           0.95%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.99%     0.06%           0.93%
 Pioneer Strategic Income Portfolio --
  Class E.........................................   --             0.77%       --            0.77%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%       --            0.84%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B........................................    0.75%         0.25%      0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B........................................    0.32%         0.25%      0.03%
 BlackRock Large Cap Value Portfolio --
  Class B........................................    0.63%         0.25%      0.02%
 BlackRock Money Market Portfolio --
  Class B........................................    0.34%         0.25%      0.03%
 Frontier Mid Cap Growth Portfolio --
  Class B........................................    0.71%         0.25%      0.05%
 Jennison Growth Portfolio -- Class B............    0.59%         0.25%      0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.06%         0.25%        --
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%         0.25%        --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%         0.25%      0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%         0.25%      0.02%
 MFS(R) Total Return Portfolio -- Class B........    0.55%         0.25%      0.05%
 MFS(R) Value Portfolio -- Class E...............    0.70%         0.15%      0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%         0.25%      0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................    0.60%         0.15%      0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%         0.25%      0.04%
 WMC Balanced Portfolio -- Class B...............    0.46%         0.25%      0.07%
 WMC Core Equity Opportunities
  Portfolio -- Class B...........................    0.70%         0.25%      0.03%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............    0.81%         0.25%      0.15%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 FUND, INC. -- SERVICE SHARES
 The Dreyfus Socially Responsible Growth
  Fund, Inc......................................    0.75%         0.25%      0.09%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B........................................   --             1.03%       --            1.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B........................................   --             0.60%     0.00%           0.60%
 BlackRock Large Cap Value Portfolio --
  Class B........................................   --             0.90%     0.03%           0.87%
 BlackRock Money Market Portfolio --
  Class B........................................   --             0.62%     0.02%           0.60%
 Frontier Mid Cap Growth Portfolio --
  Class B........................................   --             1.01%     0.01%           1.00%
 Jennison Growth Portfolio -- Class B............   --             0.87%     0.08%           0.79%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.56%            0.87%       --            0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --            0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.96%       --            0.96%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class B........   --             0.85%       --            0.85%
 MFS(R) Value Portfolio -- Class E...............   --             0.87%     0.14%           0.73%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.00%           1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................   --             0.78%     0.02%           0.76%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.76%       --            0.76%
 WMC Balanced Portfolio -- Class B...............   --             0.78%     0.00%           0.78%
 WMC Core Equity Opportunities
  Portfolio -- Class B...........................   --             0.98%     0.11%           0.87%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............   --             1.21%       --            1.21%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 FUND, INC. -- SERVICE SHARES
 The Dreyfus Socially Responsible Growth
  Fund, Inc......................................   --             1.09%       --            1.09%

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


             UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------- --------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. Managed Volatility Fund     Seeks both capital appreciation and     Invesco Advisers, Inc.
                                         current income while managing
                                         portfolio volatility.
DEUTSCHE VARIABLE SERIES II -- CLASS B
Deutsche Government & Agency             Seeks high current income consistent    Deutsche Investment Management
 Securities VIP                          with preservation of capital.           Americas Inc.
Deutsche Small Mid Cap Value VIP         Seeks long-term capital appreciation.   Deutsche Investment Management
                                                                                 Americas Inc.
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --        Seeks to maximize total return,         MetLife Advisers, LLC
 Class B                                 consistent with income generation       Subadviser: BlackRock Financial
                                         and prudent investment management.      Management, Inc.
MFS(R) Emerging Markets Equity           Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Research International            Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity                Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
Pioneer Strategic Income Portfolio --    Seeks a high level of current income.   MetLife Advisers, LLC
 Class E                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value            Seeks long-term capital appreciation    MetLife Advisers, LLC
 Portfolio -- Class B                    by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                         believed to be undervalued. Income      Inc.
                                         is a secondary objective.
T. Rowe Price Mid Cap Growth             Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: T. Rowe Price Associates,
                                                                                 Inc.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --       Seeks a competitive total return        MetLife Advisers, LLC
 Class B                                 primarily from investing in             Subadviser: BlackRock Advisors, LLC
                                         fixed-income securities.
BlackRock Large Cap Value                Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: BlackRock Advisors, LLC

            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
BlackRock Money Market Portfolio --    Seeks a high level of current income     MetLife Advisers, LLC
 Class B                               consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class B                                                                        Subadviser: Frontier Capital
                                                                                Management Company, LLC
Jennison Growth Portfolio -- Class B   Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
MetLife Asset Allocation 40            Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
MetLife Asset Allocation 60            Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
MetLife Asset Allocation 80            Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --       Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                               Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                       Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio --       Seeks a favorable total return through   MetLife Advisers, LLC
 Class B                               investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                Services Company
MFS(R) Value Portfolio -- Class E      Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                Subadviser: Massachusetts Financial
                                                                                Services Company
Neuberger Berman Genesis               Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                  principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                Management LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
WMC Balanced Portfolio -- Class B      Seeks long-term capital appreciation     MetLife Advisers, LLC
                                       with some current income.                Subadviser: Wellington Management
                                                                                Company LLP
WMC Core Equity Opportunities          Seeks to provide a growing stream of     MetLife Advisers, LLC
 Portfolio -- Class B                  income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company LLP
                                       current income.
THE ALGER PORTFOLIOS -- CLASS S
Alger Capital Appreciation Portfolio   Seeks long-term capital appreciation.    Fred Alger Management, Inc.
THE DREYFUS SOCIALLY RESPONSIBLE
 GROWTH FUND, INC. -- SERVICE
 SHARES
The Dreyfus Socially Responsible       Seeks to provide capital growth, with    The Dreyfus Corporation
 Growth Fund, Inc.                     current income as a secondary goal.

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


               FORMER NAME                                  NEW NAME
----------------------------------------- --------------------------------------------
DWS VARIABLE SERIES II                    DEUTSCHE VARIABLE SERIES II
 DWS Government & Agency Securities VIP   Deutsche Government & Agency Securities VIP
 DWS Small Mid Cap Value VIP              Deutsche Small Mid Cap Value VIP

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